CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance at January 1	$ 24,922
At period end	$ 24,922	$ 24,922
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	164,986,000	96,162,000
Issued for cash	880,000	47,492,000
Issued as consideration for Exchangeable Notes purchase	0	21,332,000
At period end	165,866,000	164,986,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	8,249,000	4,808,000
Issued for cash	44,000	2,374,000
Issued as consideration for Exchangeable Notes purchase	0	1,067,000
At period end	8,293,000	8,249,000
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	$ 12,556	$ 12,556
Purchased during period	0	0
At period end	12,556	12,556
American Depositary Share Treasury Shares Member
Disclosure of classes of share capital [line items]
Balance at January 1	628	628
Purchased during period	0	0
At period end	$ 628	$ 628